Interest Rate Swaps	12 Months Ended
Dec. 31, 2014
Interest Rate Swaps [Abstract]
Interest Rate Swaps

10.Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates as described below.

As of December 31, 2013 and 2014, the Company's outstanding interest rate swaps had a combined notional amount of $68,976,781 and $56,208,156, respectively. Details of the interest rate swap agreements which were effective during 2013 and 2014 are outlined below:

Interest rate swaps that did not qualify for hedge accounting:

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2013	Notional amount As of December 31, 2014	Fixed rate	Floating rate
Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$35,700,000	$25,500,000	2.465%	3-month LIBOR
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	-	$4,560,000	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	-	$9,562,500	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	-	$5,918,792	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	-	$5,885,615	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	-	$4,781,250	0.980%	3-month LIBOR
TOTAL			$35,700,000	$56,208,157

Interest rate swaps that qualified for hedge accounting:

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2013	Notional amount As of December 31, 2014	Fixed rate	Floating rate
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	$5,040,000	-	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	$10,312,500	-	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	$6,401,958	-	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	$6,366,073	-	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	$5,156,250	-	0.980%	3-month LIBOR
TOTAL			$33,276,781	-

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(6) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

Following the $800,000 prepayment to HSBC and the refinancing of the loan agreements with HSH dated July 31, 2008 and Nordea dated May 5, 2011 as discussed in Note 9, the Company reassessed the criteria for hedge accounting with respect to the corresponding interest rate swaps and concluded that same were no longer met. Accordingly, all the above interest rate swaps did not qualify for hedge accounting as of December 31, 2014.